Operating expenses by nature (Tables)	6 Months Ended
Jun. 30, 2024
Operating expenses by nature
Schedule of operating expenses by nature

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Employee costs[2,3]	$5,107	$3,280	$9,675	$7,223
Office, insurance and other expenses[4]	1,454	1,389	2,785	2,643
Professional services[3]	1,300	1,297	1,713	3,345
Total operating expenses	$7,861	$5,966	$14,173	$13,211

1.Includes general administration costs and business development costs.

2.	Includes share-based compensation expense of $2.3 million and $4.2 million for the three and six months ended June 30, 2024, respectively (2023: $1.3 million and $2.9 million).

3.Certain costs have been presented within business development costs due to their nature.

4.	Includes amortization of $0.09 million and $0.18 million for the three and six months ended June 30, 2024, respectively (2023: $0.09 million and $0.18 million).